Note 7 - Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended	15 Months Ended	99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 30, 2013	Sep. 30, 2012	Dec. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 128,359	$ 128,359	$ 173,896	$ 166,398	$ 744,602